Share-based compensation expense (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
Movements in the number of awards outstanding and their related weighted average strike prices are as follows:

	2020		2019
	Average strike price in USD per share	Number of awards	Average strike price in USD per share	Number of awards
At the beginning of the year	18.75	1,020,434	—	—
Granted	28.62	3,347,766	18.75	1,020,434
Forfeited	19.83	(88,332)	—	—
Exercised	18.75	(2,895)	—	—
At the end of the year	26.45	4,276,973	18.75	1,020,434
Weighted average remaining contractual life of awards outstanding at end of period		9.29		9.96
Awards outstanding at the end of the year have the following expiry date and strike prices:

Grant date	Expiry date	Strike price in USD	Awards December 31, 2020
December 9, 2019	2029	18.75	985,848
April 1, 2020	2030	18.75	213,764
April 29, 2020	2030	18.75	1,272,213
May 15, 2020	2030	19.00	366,257
June 4, 2020	2030	34.99	341,403
July 1, 2020	2030	48.77	84,589
July 20, 2020	2030	48.59	490,883
August 3, 2020	2030	46.83	61,576
August 17, 2020	2030	38.62	135,064
September 1, 2020	2030	41.19	125,850
October 1, 2020	2030	32.15	101,875
November 2, 2020	2030	29.01	40,220
December 1, 2020	2030	38.02	57,431
Total			4,276,973

Schedule of Fair Value Assumption For Options Granted	The fair values of the options granted during the years ended December 31, 2020 and 2019 were determined on the date of grant using the following assumptions:

		Year ended December 31, 2020	Year ended December 31, 2019
a) weighted average share price	in USD	15.95-48.77	16.31
b) strike price	in USD	18.75-48.77	18.75
c) expected volatility	in %	80-206	176.6
d) award life	in # of years	5.02-6.08	5.65
e) expected dividends	in %	0	0
f) risk-free interest rate	in %	0.29-0.70	1.67

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2019	—	—
Granted	149,984	46.50
December 31, 2020	149,984	46.50

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

(in KUSD)	2020	2019	2018
January 1	7,862	6,745	6,276
Incentive Plan 2014	361	437	108
Share Purchase Plan 2016	7,417	332	361
2019 Equity Incentive Plan - Options	33,355	348	—
2019 Equity Incentive Plan - RSUs	1,795	—	—
Tax and social charge deductions - Incentive Plan 2014	(5,343)	—	—
December 31	45,447	7,862	6,745